Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail) $ in Millions	Jun. 30, 2018 USD ($)
Collateral and contractual commitments [Abstract]
Property collateral given for remaining own liabilities	$ 0
Short-term loans amounting	$ 600